CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Change in unrealized appreciation (depreciation) of investments, applicable income tax expense (benefit)	$ 52.3	$ (248.7)	$ 216.1
Change in noncredit component of impairment losses on fixed maturities, available for sale, applicable income tax expense (benefit)	$ (0.4)	$ (1.1)	$ 4.4